SHARE-BASED PAYMENTS (Textual) (Detail) $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Apr. 01, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the options granted will generally vest in four or five equal installments over a service period (the "2016 Service Options") while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company's ordinary shares is achieved (the "2016 Market Options").
Share-based compensation			¥ 18,631	$ 2,710,000	¥ 95,307
Accelerated vesting of stock options granted			432,500	432,500
Accelerated vesting of stock options granted			50,000	50,000
Weighted-average grant-date fair value for vested options | $ / shares				$ 2.21
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $				$ 704
Share Incentive Plan 2016 [Member]
Share-based compensation	¥ 90,335		¥ 20,352	$ 2,960,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | ¥			¥ 168,917		¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			2,227,500	2,227,500
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					5,000,000	5,000,000
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							7,000,000
2017 Modification Date [Member]
Share-based compensation					¥ 2,329	$ 358,000
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,985,000
Management And Employees [Member] | Share Incentive Plan 2017 [Member]
Stock award granted								4,800,000
Management And Employees [Member] | Equity Incentive Plan 2016 [Member]
Stock award granted								308,000